STOCKHOLDERS' EQUITY (Common Stock for Services) (Details) (USD $)	1 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended
	Sep. 21, 2012 Investor Relations [Member]	Sep. 30, 2010 Investor Relations [Member]	Jun. 30, 2012 Investor Relations [Member]	Dec. 08, 2010 Investor Relations Consultant Restricted Stock [Member]	Jan. 31, 2011 Investment Banking Firm [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Granted	50,000	50,000		75,000	45,000
Value of services paid with stock			$ 78,500
Market value of shares issued		$ 65,500		$ 90,000
Fair market value of stock				$ 1.2